Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 81,599	$ 11,831
Cost of revenues	(69,405)	(10,063)
Gross profit	12,194	1,768
Operating expenses:
General and administrative expenses	(4,971)	(721)	(6,762)	(8,158)
Gain/(Loss) from operations	7,223	1,047	(6,762)	(8,158)
Other income (expenses):
Realized loss on exchange of digital assets	(1,880)	(273)
Interest income			34	5
Interest expenses	(141)	(20)
Foreign currency exchange gain/(loss), net	1,191	173	(5,374)	(4,134)
Equity income on equity method investments	83	12
Others, net	194	28		495
Gain/(Loss) before income tax from continuing operations	6,670	967	(12,102)	(11,792)
Income tax credit/(expense)
Net gain/(loss) from continuing operations	6,670	967	(12,102)	(11,792)
Loss from discontinued operations, net of income taxes	(42,520)	(6,165)	(374,195)	(400,991)
Gain on disposal of discontinued operations, net of income taxes	74,728	10,835
Net income/(loss) from discontinued operations, net of income taxes	32,208	4,670	(374,195)	(400,991)
Net income/(loss)	38,878	5,637	(386,297)	(412,783)
Net loss from discontinued operations attributable to non-controlling interest	(14,135)	(2,049)	(1,998)	(1,798)
Less: Net loss attributable to the non-controlling interest	(14,135)	(2,049)	(1,998)	(1,798)
Net income(loss) attributable to shareholders of the Company	53,013	7,686	(384,299)	(410,985)
Net income(loss)	38,878	5,637	(386,297)	(412,783)
Comprehensive income (loss)	¥ 38,878	$ 5,637	¥ (386,297)	¥ (412,783)
From continuing operation (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.49	$ 0.07	¥ (26.63)	¥ (19,067)
From discontinued operation (in Dollars per share and Yuan Renminbi per share) | (per share)	3.39	0.49	(818.92)	(6,454.62)
Net earnings(loss) per share- Diluted
From continuing operation (in Dollars per share and Yuan Renminbi per share) | (per share)	0.49	0.07	(30.15)	(161.19)
From discontinued operation (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 3.39	$ 0.49	¥ (927.4)	¥ (5,456.6)
Weighted average shares used in calculating net loss per share
Basic (in Shares)	13,655,571	13,655,571	454,495	61,846
Diluted (in Shares)	13,655,571	13,655,571	401,335	73,158